Vesting Note Payable — Related Party (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021
Vesting Note Payable — Related Party (Details) [Line Items]
Principal amount	$ 1,260,000
Principal amount, percentage	8.00%
Vested principal, description		The EBITDA for each year shall be divided by $1.4 million multiplied by 100 to obtain the vested percentage. The vested principal for each year shall be equal to the vested percentage for that year multiplied by $350,000. To the extent that the vested percentage for the subject year is less than 80%, no portion of the note for that year shall vest. To the extent that the vested percentage for the subject year is equal to or greater than 120%, the vested principal shall be equal to $420,000 for that year and no more. For the year ended December 31, 2020, EBITDA of 1847 Cabinet was approximately $1,531,000, resulting in a vested amount of approximately $415,000. For the year ended December 31, 2021, EBITDA of 1847 Cabinet was approximately $427,504, resulting in an additional vested amount of approximately $602,204. As of December 31, 2021, the fair value of the outstanding balance expected to be paid on this note was $1,001,183.
Unpaid interest		36 months
Unvested principal amount		$ 350,000
Vesting Promissory Note [Member]
Vesting Note Payable — Related Party (Details) [Line Items]
Principal amount	$ 1,050,000